Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Summary of Loss Per Share And weighted Average Shares
The computation of loss per share and weighted average shares of the Company’s common stock outstanding for the three and six months ended June 30, 2023 and 2022 is as follows (in thousands except share and per share data):

	Three Months ended June 30,
	2023	2022
Net loss attributable to common stockholders – basic and diluted	$(10,298)	$(4,755)
Basic and diluted weighted average common stock outstanding	208,505,216	198,347,397

Loss per share attributable to common stockholders – basic and diluted	$(0.05)	$(0.02)

	Six Months ended June 30,
	2023	2022
Net loss attributable to common stockholders – basic and diluted	$(35,466)	$(44,953)
Basic and diluted weighted average common stock outstanding	207,362,662	197,060,987

Loss per share attributable to common stockholders – basic and diluted	$(0.17)	$(0.23)

Summary of Antidilutive Securities Excluded From Computation of Earning Per Share
The following table presents the potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Three and Six Months ended June 30,
	2023	2022
Stock options to purchase common stock	331,852	387,879
Unvested restricted shares	1,960,421	5,523,725
Public and private placement warrants to purchase common stock	—	7,668,381
Unvested equity-settled restricted share units	2,382,738	2,766,364
Unvested equity-settled performance-based restricted share units	4,417,850	1,778,662
Warrants issued to NFL to purchase common stock	18,500,000	18,500,000

Total	27,592,861	36,625,011